OTHER LIABILITIES (Narrative) (Details) $ in Thousands, ¥ in Millions	1 Months Ended
	Jul. 31, 2020 JPY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Other Liabilities [Line Items]
Long term loan balances | $		$ 39	$ 45
Loan from financial institution | ¥	¥ 50
Term of loan	5 years
Minimum [Member]
Other Liabilities [Line Items]
Minimum interest rate on loan from financial institution	0.21%
Maximum [Member]
Other Liabilities [Line Items]
Maximum interest rate on loan from financial institution	1.10%